Entity-Wide Information (Schedule of revenues by geographic area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 320,909	$ 269,659	$ 155,859
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	141,959	147,651	66,428
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	63,455	45,571	49,966
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,741	28,641	9,847
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43,256	31,709	21,161
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 17,498	$ 16,087	$ 8,457